FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	Jul. 21, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financial Instruments And Risk Management
Cash and cash equivalents	$ 600	$ 1,670	$ 5,028	$ 10,545	$ 23,352